Unaudited Condensed Statement of Cash Flows - USD ($)	3 Months Ended	8 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (3,183,527)	$ (9,462,708)
Adjustments to reconcile net loss to net cash used in operating activities:
General and administrative expenses paid by related parties		16,745
Change in fair value of warrant liabilities	1,725,000	8,613,000
Financing cost – derivative warrant liabilities		688,530
Net gain from investments held in Trust Accounts	(67,271)	(191,130)
Changes in operating assets and liabilities:
Prepaid expenses	67,958	(132,958)
Accounts payable	43,517	13,682
Accrued expenses	1,344,974	27,538
Net cash used in operating activities	(69,349)	(427,301)
Cash Flows from Investing Activities
Principal deposited in Trust Accounts		(345,000,000)
Net cash used in investing activities		(345,000,000)
Cash Flows from Financing Activities:
Repayment of note payable and advances to related party		(126,762)
Proceeds received from initial public offering, gross		345,000,000
Proceeds from private placement		8,900,000
Payment of offering costs		(7,248,624)
Net cash provided by financing activities		346,524,614
Net change in cash	(69,349)	1,097,313
Cash – beginning of the period	1,097,313
Cash – end of the period	1,027,964	1,097,313
Supplemental disclosure of noncash activities:
Offering costs paid in exchange for issuance of Class B ordinary shares to Sponsor		25,000
Offering costs included in accrued expenses		85,000
Offering costs included in note payable		110,017
Deferred underwriting commissions in connection with the initial public offering		12,075,000
Initial value of Class A ordinary shares subject to possible redemption		267,561,360
Change in value of Class A ordinary shares subject to possible redemption	$ 3,183,530	$ 32,243,320